Expense Example - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2040 Fund - Fidelity Freedom Blend 2040 Fund - Class K	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480